Property and Equipment (Tables)	3 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Property and equipment and depreciation and amortization expense
Property and equipment consisted of the following (in thousands):

	As of December 31,
	2020	2019
Laboratory equipment	$22,818	$14,907
Equipment under capital leases	20,743	13,197
Building under capital lease	6,276	6,276
Construction-in-progress	4,673	5,959
Capitalized software	14,631	6,319
Computer equipment	4,118	3,188
Furniture, fixtures and other equipment	3,214	1,658
Leasehold improvements	16,736	2,124
Total property and equipment	93,209	53,628
Less: Accumulated depreciation and amortization	(30,099)	(18,365)
Property and equipment, net	$63,110	$35,263
Depreciation
and amortization expense is included within the statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2020	2019	2018
Cost of services	$9,055	$4,752	$4,223
Research and development	1,040	821	722
Selling and marketing	—	—	—
General and administrative	1,639	834	488
Total depreciation and amortization expenses	$11,734	$6,407	$5,433
Property and equipment consisted of the following (in thousands):

(in thousands)	As of March 31, 2021	As of December 31, 2020
Laboratory equipment	$23,931	$22,818
Equipment under capital leases	21,358	20,743
Building under capital lease	6,276	6,276
Construction in-progress	5,842	4,673
Capitalized software	17,647	14,631
Computer equipment	4,563	4,118
Furnitures, fixtures and other equipment	3,214	3,214
Leasehold improvements	16,802	16,736
Total property and equipment	99,633	93,209
Less: accumulated depreciation and amortization	(35,001)	(30,099)
Property and equipment, net	$64,632	$63,110
Depreciation and amortization expense is included within the condensed statements of operations and comprehensive loss as follows (in thousands):

	Three months ended March 31,
(in thousands)	2021	2020
Cost of services	$3,058	$1,792
Research and development	1,251	249
Selling and marketing	—	—
General and administrative	593	357
Total depreciation and amortization expenses	$4,902	$2,398